Investments - Equity Method Investments (Details) - JPY (¥) ¥ in Thousands	1 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Ownership percentage	0.00%	0.00%
Re.Ra.Ku (Hong Kong) Health Science
Schedule of Equity Method Investments [Line Items]
Cost of investment	¥ 50,000
Gain from sale of investment	¥ 559